Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 97,834	$ 85,903
FVTPL Securities	13,568	13,704
FVOCI Securities	73,407	64,515
Business and Government Loans	243,246	227,609
Precious Metals	7,744	1,719
Derivative Assets
Derivative Assets	36,815	22,144
Derivative Liabilities
Derivative Liabilities	30,375	23,598
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	97,834	85,903
FVTPL Securities	13,568	13,704
FVOCI Securities	73,407	64,515
Business and Government Loans	2,941	2,178
Precious Metals	7,744	1,719
Fair value liabilities	48,617	43,125
Securities sold but not yet purchased	29,376	26,253
Structured note liabilities	18,073	15,829
Investment contract liabilities	1,168	1,043
Derivative Assets
Derivative Assets	36,815	22,144
Derivative Liabilities
Derivative Liabilities	30,375	23,598
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,900	8,330
FVTPL Securities	601	517
FVOCI Securities	22,450	11,944
Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,335	7,527
FVTPL Securities	1,429	1,279
FVOCI Securities	4,747	6,012
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,418	8,763
FVTPL Securities	44	48
FVOCI Securities	17,694	15,975
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	503	674
FVOCI Securities	5,276	4,161
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,516	1,585
FVTPL Securities	94	49
FVOCI Securities	7,381	7,335
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,297	11,046
FVTPL Securities	3	5
FVOCI Securities	12,532	14,000
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,041	7,718
FVTPL Securities	7,897	8,217
FVOCI Securities	3,234	5,007
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	67	103
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	43,757	40,157
FVTPL Securities	3,500	3,589
FVOCI Securities	93	81
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	14,929	10,457
Derivative Liabilities
Derivative Liabilities	10,893	7,954
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	10,826	9,269
Derivative Liabilities
Derivative Liabilities	10,612	10,863
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,588	1,146
Derivative Liabilities
Derivative Liabilities	2,333	1,680
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	8,461	1,223
Derivative Liabilities
Derivative Liabilities	6,523	2,999
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	11	49
Derivative Liabilities
Derivative Liabilities	14	102
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	62,667	62,556
FVTPL Securities	2,289	2,456
FVOCI Securities	42,664	36,636
Precious Metals	7,744	1,719
Fair value liabilities	19,740	22,393
Securities sold but not yet purchased	19,740	22,393
Derivative Assets
Derivative Assets	887	576
Derivative Liabilities
Derivative Liabilities	831	352
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,529	6,959
FVTPL Securities	452	410
FVOCI Securities	20,765	11,168
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,868	3,871
FVTPL Securities	180	364
FVOCI Securities	2,604	3,798
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,702	8,001
FVOCI Securities	14,852	15,068
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	16	48
FVOCI Securities	8	1
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,021	888
FVOCI Securities	3,643	4,396
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7	14
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,767	2,620
FVTPL Securities	70	146
FVOCI Securities	792	2,205
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	43,757	40,155
FVTPL Securities	1,587	1,536
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	13	14
Derivative Liabilities
Derivative Liabilities	22	11
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	1	7
Derivative Liabilities
Derivative Liabilities	3	20
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	123	329
Derivative Liabilities
Derivative Liabilities	350	218
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	750	226
Derivative Liabilities
Derivative Liabilities	456	103
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	34,364	22,802
FVTPL Securities	9,376	9,264
FVOCI Securities	30,649	27,797
Business and Government Loans	996	442
Fair value liabilities	28,877	20,732
Securities sold but not yet purchased	9,636	3,860
Structured note liabilities	18,073	15,829
Investment contract liabilities	1,168	1,043
Derivative Assets
Derivative Assets	35,928	21,568
Derivative Liabilities
Derivative Liabilities	29,540	23,245
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,371	1,371
FVTPL Securities	149	107
FVOCI Securities	1,685	776
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,467	3,656
FVTPL Securities	1,249	915
FVOCI Securities	2,143	2,214
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,716	762
FVTPL Securities	44	48
FVOCI Securities	2,842	907
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	487	626
FVOCI Securities	5,267	4,159
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,495	697
FVTPL Securities	94	49
FVOCI Securities	3,738	2,939
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	11,487	10,494
FVTPL Securities	3	5
FVOCI Securities	12,532	14,000
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,274	5,091
FVTPL Securities	7,827	8,071
FVOCI Securities	2,442	2,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	67	103
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2
FVTPL Securities	10	69
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	14,916	10,443
Derivative Liabilities
Derivative Liabilities	10,871	7,943
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	10,825	9,262
Derivative Liabilities
Derivative Liabilities	10,609	10,843
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,465	817
Derivative Liabilities
Derivative Liabilities	1,983	1,462
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	7,711	997
Derivative Liabilities
Derivative Liabilities	6,067	2,896
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	11	49
Derivative Liabilities
Derivative Liabilities	10	101
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	803	545
FVTPL Securities	1,903	1,984
FVOCI Securities	94	82
Business and Government Loans	1,945	1,736
Derivative Liabilities
Derivative Liabilities	4	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	803	538
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,903	1,984
FVOCI Securities	93	81
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 4	$ 1